Consolidated Subsidiaries - Summary of Cash Dividends Received from Subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiaries
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 454,255	₩ 362,162	₩ 353,310
Korea Hydro & Nuclear Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	279,779	106,675	0
Korea South-East Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	11,905	7,143
Korea Midland Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	0
Korea Western Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	0
Korea Southern Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	15,277
Korea East-West Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	17,959	985
KEPCO Engineering & Construction Company, Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	7,089	7,793	3,519
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	26,301	44,068	41,084
KEPCO Nuclear Fuel Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	5,206	7,270	4,219
KEPCO KDN Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	18,854	14,720	19,136
KEPCO International HongKong Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	11,858	10,243
KEPCO International Philippines Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	70,480
KEPCO Ilijan Corporation
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	7,955	34,502	65,776
KEPCO Philippines Holdings Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	60,520	70,876	63,522
KOSEP Australia Pty., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	1,856	8,120
KOSPO Australia Pty., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	3,095	0	4,335
Qatrana Electric Power Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	2,615	0	10,313
KEPCO KPS Philippines Corp.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	1,215	3,854
Tamra Offshore Wind Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	2,640	4,823
KEPCO Netherlands S3 B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	6,981	874
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	153	0	1,971
KEPCO Netherlands J3 B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	27,237	0	0
Gyeongju Wind Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	2,800	2,800	2,800
VI Carbon Professional Private Special Asset Investment Trust 1
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	7	11
KOSPO Power Services Ltda.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	745
KEPCO Netherlands B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	11,098	13,266
PT. Cirebon Power Service
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	221	0
Chitose Solar Power Plant LLC
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	858	814
Fujeij Wind Power Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	11,920	6,306	0
KOSPO Jordan LLC
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	731	535	0
Energy Innovation Fund I
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 0	₩ 19	₩ 0